Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Asset Acquisitions, Business Combinations And Divestitures [Abstract]
Purchase Price Allocation
The final purchase price allocation differed from the initial preliminary purchase price allocation as follows:

(in thousands)	Final	Preliminary As of April 27, 2018	Difference
Purchase Price:
Cash consideration	$148,780	$148,780	$—
Fair value of contingent consideration	37,377	36,751	626
	$186,157	$185,531	$626

Final Allocation:
Cash and cash equivalents	$7,357	$7,357	$—
Prepaid expenses and other current assets	1,432	1,432	—
Inventories	1,868	1,868	—
Income tax receivables	2,213	2,213	—
Accounts payable	(1,412)	(1,412)	—
Accruals and other current liabilities	(1,785)	(560)	(1,225)
Fixed and other long-term assets	6,306	6,434	(128)
Developed technology	31,300	80,100	(48,800)
In-process research and development	24,300	—	24,300
Goodwill	117,621	97,268	20,353
Deferred tax liability on fair value of identifiable intangible assets acquired	(3,043)	(9,169)	6,126
Total	$186,157	$185,531	$626